CORRECTION OF ERRORS ON PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2011
CORRECTION OF ERRORS ON PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Note 33 CORRECTION OF ERRORS ON PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Restatement of Balance Sheet – March 31, 2010

	As Previously		As
	Issued	Restatement	Restated
	$	$	$
Assets
Current Assets
Cash and cash equivalents	1,744,965		1,744,965
Accounts receivable	2,821,958		2,821,958
Inventories	114,172		114,172
Deferred tax assets	12,284		12,284
Prepaid expenses	1,550,634		1,550,634
Assets held for sale	332,812	12,039,788	12,372,600
Other receivables	12,372,600	(12,039,788)	332,812
Total current assets	18,949,425		18,949,425

Non-current assets	54,692,431		54,692,431

Total assets	73,641,856		73,641,856

There were no other adjustments to the liabilities and stockholders’ equity as at March 31, 2010.

Restatement of Balance Sheet – March 31, 2011

	As Previously
	Issued		Corrections	As restated
	$		$	$
Assets
Current Assets
Cash and cash equivalents	8,530,864			8,530,864
Accounts receivable	5,698,321			5,698,321
Prepaid expenses	1,423,281			1,423,281
Assets held for sale				-
Other receivables	1,981,887	(1)	241,000	2,222,887
Total current assets	17,634,353			17,875,353

Property, plant and equipment	298,497		-	298,497
Financial assets	1,369,454	(1)	(531,973)	837,481
Investment in related company, at equity		(1)	290,973	290,973
Deferred tax assets	1,136,135			1,136,135
Goodwill	39,688,966			39,688,966
Software	16,514,894			16,514,894
Other assets	223,630			223,630
Total non-current assets	59,231,576			58,990,576

Total assets	76,865,929			76,865,929

Liabilities and shareholders' equity
Current liabilities
Notes payable	1,440,295			1,440,295
Liabilities to banks	50,324	(2)	(251)	50,073
Accounts payables and accrued liabilities	4,972,833	(1)	23,915	4,996,748
Other liabilities	3,674,073	(1)	(854,071)	2,820,002
Deferred income	6,208,458			6,208,458
Due to related parties		(1)	830,156	830,156
Total current liabilities	16,345,983			16,345,732

Long term liabilities	7,940,062			7,940,062

Total liabilities	24,286,045			24,285,794

Stockholders' equity
Common stock	22,544			22,544
Additional paid in capital	33,894,661			33,894,661
Retained earnings	(174,959	)(2)	(147,560)	(322,519)
Other comprehensive income	(13,639)			(13,639)
	33,728,607			33,581,047
Noncontrolling interest in subsidiaries	18,851,277	(2)	147,811	18,999,088
Total equity	52,579,884			52,580,135

Total equity and liabilities	76,865,929			76,865,929

(1)	Re-allocation arising from previously unidentified related party balances.
(2)	Restatement required to correct over allocation of amounts allocated to noncontrolling interest in subsidiaries. This re-allocation also required restatement of the Consolidated Statement of Operations, as noted below.

Restatement of Consolidated Statement of Operations – for the year ended March 31, 2011

	As
	Previously filed	Corrections	As Restated
	$		$
Net income (loss)	(3,637,306)		(3,637,306)
Net income (loss) attributable to noncontrolling interest	(1,963,354)	291,295	(1,672,059)

Net income (loss) attibutable to stockolders	(1,817,687)	(147,560)	(1,965,247)

Other comprehensive income (loss)	(144,159)	(143,383)	(287,542)
Other comprehensive income (loss) attributable to noncontrolling interest	-	(143,484)	(143,484)
Other comprehensive income (loss attributable to stockholders	(144,159)		(144,058)

Comprehesive income (loss) attributed to stockholders	(1,961,746)	(147,560)	(2,109,306)

Restatement of Cash Flow Statements for the years ended March 31, 2011 and 2010

GBS Enterprises Incorporated

Consolidated statements of cash flows

For the Years Ended March 31, 2011

	March 31, 2011		March 31, 2010
	As	As	As	As
	Previously filed	Restated	Previously filed	Restated
	$	$	$	$

Cash flow from operating activties
Net income (loss) for the year	(3,637,306)	(3,637,306)	1,419,438	1,419,438
Adjustments
Deferred income taxes	3,239,283	3,796,982	(167,191)	(167,191)
Depreciation and amortization	4,036,047	4,035,732	2,894,795	2,894,795
Interest expense	-	(109,195)	-	80,448
Loss on sale of assets	-	266,269	-	-
Loss from equity investment	-	85,599	31,078	31,078
Minority interest losses	(9,188)	(143,736)	-	-
Changes in operating assets and liabilities
Accounts receivable and other assets	(5,310,427)	(4,529,889)	1,893,241	2,812,836
Retirement benefit obligation	14,730	3,686	10,243	10,243
Inventories	-	114,172	(12,265)	(12,265)
Accounts payable and other liabilities	3,440,602	2,755,795	(2,084,566)	(2,738,594)
Net cash provided by operating activities	1,773,741	2,638,109	3,984,773	4,330,788

Cash flow from investing activties
Purchase of intangible assets	(3,865,982)	(5,941,612)	(4,560,821)	(4,560,821)
Purchase of property, plant and eq.	(161,037)	(161,037)	(479,398)	(479,398)
Purchase of subsidiaries	(251,751)	-	(1,513,176)	(1,513,176)
Proceeds from sale of subsidaries	5,052,424	2,588,035	-	-
Increase in financial assets	-	321,515	-	-
Net cash used in investing activities	773,654	(3,193,099)	(6,553,395)	(6,553,395)

Cash flow from financing activties
Net borrowings - banks	(2,221,567)	(2,484,597)	830,001	830,001
Other borrowings	80,234	2,460,438	(489,629)	(692,093)
Loans from related party	-	830,156	-	-
Capital paid-in	6,678,950	6,678,950	-	-
Net cash used in financing activities	4,537,617	7,484,947	340,372	137,908

Net increase in cash	7,085,012	6,929,957	(2,228,250)	(2,084,699)
Effect of translation on cash and cash equivalents	(299,113)	(144,058)	220,648	77,097
Cash and cash equivalents beginning of the year	1,744,965	1,744,965	3,752,567	3,752,567
Cash and cash equivalents end of the year	8,530,864	8,530,864	1,744,965	1,744,965

Restatements in both years arise out of changes in cash flow analysis of subsidiaries.

8,064,000 Shares

Common Stock

GBS ENTERPRISES INCORPORATED

PROSPECTUS

Until ninety days after the date this registration statement is declared effective, all dealers that effect transactions in these securities whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealer's obligation to deliver a Prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.